Asset impairment	12 Months Ended
Dec. 31, 2018
Asset Impairment Charges [Abstract]
Asset impairment
Asset impairment
Asset impairment consisted of the following for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Flight equipment held for operating leases (Note 5)	$39,318	$54,331	$78,335
Flight equipment held for sale	4,868	6,955	3,272
	$44,186	$61,286	$81,607

Our long-lived assets include flight equipment and definite-lived intangible assets. We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable.
During the years ended December 31, 2018, 2017 and 2016, we recognized impairment charges of $44.2 million, $61.3 million and $81.6 million, respectively, related to sales transactions and lease terminations. These impairments were more than offset by lease revenue recognized when we retained maintenance-related balances or received EOL compensation.
During the year ended December 31, 2016, we also recognized impairment charges for certain AeroTurbine intangible assets and leased engines. Please refer to Note 24—AeroTurbine restructuring for further details.